Audit and Other Services - Summary of Audit and Other Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit fees:
Fees payable to the Company's auditor(1) and its associates for the audit of the Santander UK group's annual accounts	£ 7.4	£ 4.6	£ 3.6
- Audit of the Santander UK group's subsidiaries	1.4	1.1	1.8
Total audit fees	8.8	5.7	5.4
Non-audit fees:
Audit-related assurance services	0.7	0.6	2.7
Taxation compliance services		0.1	0.2
Other assurance services	0.1
Other non-audit services	0.4	1.9	1.7
Total non-audit fees	£ 1.2	£ 2.6	£ 4.6